Subordinated Liabilities - Undated (Parenthetical) (Details) - Barclays Bank PLC [member]	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)
6% Callable Perpetual Core Tier One Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%	6.00%
6.86% Callable Perpetual Core Tier One Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.86%	6.86%
Notional amount		$ 179,000,000
7.434% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.434%	7.434%
Notional amount		$ 117,000,000
6.3688% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.3688%	6.3688%
14% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	14.00%	14.00%
5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.3304%	5.3304%
6.375% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.375%	6.375%
7.7% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.70%	7.70%
Notional amount		$ 99,000,000
8.25% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.25%	8.25%
7.125% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.125%	7.125%
6.125% Undated Subordinated Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.125%	6.125%
Junior Undated Notes | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 38,000,000
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.25%	9.25%
5.03% Reverse Dual Currency Undated Subordinated Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.03%	5.03%
Notional amount | ¥	¥ 8,000,000,000
9% Permanent Interest Bearing Capital Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.00%	9.00%
5% Reverse Dual Currency Undated Subordinated Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	5.00%
Notional amount | ¥	¥ 120,000,000,000